Note 14 - Stockholders' Equity (Details Textual) - USD ($)															1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 28, 2018	Sep. 07, 2018	Sep. 06, 2018	Aug. 02, 2018	May 02, 2018	Mar. 01, 2018	Feb. 23, 2018	Feb. 21, 2018	Feb. 15, 2018	Feb. 07, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 22, 2018	Jan. 18, 2018	Feb. 15, 2018	Jan. 31, 2018	Jun. 30, 2017	Feb. 28, 2017	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Mar. 26, 2018	Feb. 20, 2018	Jan. 23, 2018	Dec. 31, 2016	Mar. 26, 2016	Dec. 31, 2015
Common Stock, Shares Authorized													150,000,000								25,000,000		25,000,000	25,000,000				250,000,000
Common Stock, Par or Stated Value Per Share																					$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized																							1,532,500
Preferred Stock, Par or Stated Value Per Share																					$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																					1,532,500		1,532,500	1,532,500
Stock Issued During Period, Shares, New Issues																		3,125
Stock Issued During Period, Value, New Issues																		$ 150,000		$ 3,000,000			$ 3,000,000	$ 350,000
Shares Issued, Price Per Share																		$ 48
Class of Warrant or Right, Granted in Period																		2					198,125	21,875
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 22.40		$ 22.40	$ 38.40					$ 48
Proceeds from Warrant Exercises																						$ 120,000	$ 120,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													37,500
Preferred Stock, Shares Outstanding, Ending Balance																							0
Stock Repurchased and Retired During Period, Value																			$ 366,707				$ 366,707
Repurchase of Shares in Conjunction with License Agreement, Value																							$ 144,639
Share Price																					$ 9.60		$ 4.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																					67,188
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					67,188			28,125
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																					$ 9.60			$ 17.60
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value
Stock Issued During Period, Value, Warrants Exercised																				120,000			$ 120,000
Proceeds from Issuance of Warrants																						100	$ 100
Revolution Blockchain, LLC [Member]
Equity Method Investment, Ownership Percentage																										4.00%				4.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Repurchased in Period																					7,118
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																					60,069		1,562
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																							68,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																							$ 0.41
Options Granted Under Award Agreement [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																					$ 9.60
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																					172.79%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					1.63%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																					5 years
Options Granted Under Award Agreement [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																					50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																					90 days
Options Granted Under Award Agreement [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																					50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																					1 year
The 2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													37,500															112,500			37,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																								0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																								304.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																								2.39%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																								10 years
The 2015 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expense																					$ 106,250	126,650	$ 162,067	$ 173,552
The 2015 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Certain Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								67,188
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 4,515,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 67.20
The 2015 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Vice President of Finance and Accounting [Member]
Share-based Payment Arrangement, Expense																					1,106,875	910,243	1,279,201
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				1,563
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Total Value				$ 17,500
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total				$ 17,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 11.20
TapGames [Member] | Games Revenue Share and Stock Repurchase Agreement [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares	47,790
Repurchase of Shares in Conjunction with License Agreement, Price Per Share	$ 3.03
Repurchase of Shares in Conjunction with License Agreement, Value	$ 144,639
Due to Related Parties, Total																					$ 0		144,639
Certain Officers and Directors [Member] | RSU Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					67,188
Due to Related Parties, Total																					$ 53,730
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																					$ 9.60
Certain Officers and Directors [Member] | RSU Exchange [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																					67,188
Private Placement [Member]
Stock Issued During Period, Shares, New Issues									29,036	53,516		73,698			156,250
Stock Issued During Period, Value, New Issues									$ 557,500	$ 1,027,500		$ 1,415,000
Shares Issued, Price Per Share									$ 19.20	$ 19.20		$ 19.20			$ 19.20
Warrants and Rights Outstanding, Term									5 years						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									156,250						156,250
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 23.04						$ 23.04
Proceeds from Issuance of Private Placement									$ 498,303	$ 920,680		$ 1,162,804
Private Placement, Agent Fees									10.00%	10.00%		10.00%
Conversion from Series A-1 Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted													1,500
Conversion of Stock, Shares Issued													37,500
Conversion Series B Stock to Common Stock [Member]
Conversion of Stock, Shares Converted					500
Conversion of Stock, Shares Issued					26,042
Warrant 1 [Member]
Warrants and Rights Outstanding, Term																		3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		3,125
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 19.20				$ 48
Warrant 2 [Member]
Warrants and Rights Outstanding, Term																		3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 57.60
Warrants 1 and 2 [Member]
Proceeds from Warrant Exercises														$ 120,000
Stock Issued During Period, Share, Warrants Exercised														6,250
Common Stock Purchase Warrants [Member]
Warrants and Rights Outstanding, Term																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	15,625
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 32
Common Stock Purchase Warrants [Member] | Private Placement [Member]
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												73,698
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 23.04
Investor Warrants [Member]
Warrants and Rights Outstanding, Term																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	15,625
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 32
Investor Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									29,036	53,516					29,036
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 23.04	$ 23.04					$ 23.04
February 2017 Stock Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											6,250					6,250
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 19.20					$ 19.20
Stock Issued During Period, Value, Warrants Exercised											$ 120,000					$ 120,000
Placement Agent Warrants [Member]
Warrants and Rights Outstanding, Term									5 years						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									31,250						31,250
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 24						$ 24
Westpark Capital, Inc. Warrant [Member]
Warrants and Rights Outstanding, Term						3 years																					180 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						8,750
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.60
Share-based Payment Arrangement, Expense																						416,006	416,006
Proceeds from Issuance of Warrants						$ 100														$ 100			100
Warrants and Rights Outstanding																			$ 416,106			$ 416,106	$ 416,106
Warrants Issued With the Purchase of Revolution Blockchain [Member]
Warrants and Rights Outstanding, Term																										3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										1,875
Class of Warrant or Right, Exercise Price of Warrants or Rights																										$ 40
Warrants, Fair Value Disclosure																										$ 35,385
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input																										0
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																										2.0965
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input																										0.019
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term																										3 years
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																							840
Preferred Stock, Par or Stated Value Per Share																					$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																					0		840	840
Convertible Securities, Shares Exchanged							420										68,293
Preferred Stock, Shares Outstanding, Ending Balance																					0		0	420
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																							1,500
Preferred Stock, Par or Stated Value Per Share																					$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																					0		1,500	1,500
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,500
Preferred Stock, Shares Outstanding, Ending Balance													1,500								0		0	1,500
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																							1,854
Preferred Stock, Shares Designated																							1,854
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,854
Preferred Stock, Shares Outstanding, Ending Balance					1,854																				1,854
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share							$ 1,000														$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																					0		1,854	0
Preferred Stock, Shares Outstanding, Ending Balance		0																			0		0	0
Stock Repurchased and Retired During Period, Shares		1,354
Stock Repurchased and Retired During Period, Share Price		$ 270.83
Stock Repurchased and Retired During Period, Value		$ 366,707
Convertible Preferred Stock Terms of Conversion, Shares Issuable		70,521	70,521
Convertible Preferred Stock, Conversion Price Per Share		$ 5.20	$ 5.20